      HSBC Funds Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      [LOGO OF HSBC ASSET MANAGEMENT (AMERICAS) INC.]
--------------------------------------------------------------------------------

      HSBC Cash Management Fund
      HSBC Government Money Market Fund
      HSBC U.S. Treasury Money Market Fund
      HSBC New York Tax-Free Money Market Fund*
     ------------------------------------------------------------------

Portfolio Review

July 17, 2001

Dear Shareholder:

The first half of 2001 was highlighted by the Federal Reserve Board's (the "Fed") cutting of interest rates six times for a total of 275 basis points. This easing cycle brought the federal funds target, which opened the year at 6.50%, down to 3.75% following the Fed's June 27th meeting. At that meeting, the Fed dropped interest rates 25 basis points which surprised some Fed watchers who anticipated a 50 basis point ease.

The Fed's statement following the meeting reflected their continuing concern over weak economic activity, however, they seemed pleased with recent inflation numbers. On that note, both the retail and wholesale inflation indicators the Consumer Price Index/1/ and the Producer Price Index/2/ were relatively benign, commodity prices have fallen sharply over the past few weeks and gasoline prices have ceased their upward spiral.

We believe, the Fed will probably continue its easing cycle dropping interest rates by another 25 to 50 basis points over the next three months with the next scheduled meeting set for August 21st. Recent economic news continued on the weak side as first quarter Gross Domestic Product/3/ numbers came in lower at 1.2%, and with businesses stumbling with inventory and weak industrial demand, the Fed has some room to ease further.

As in the past, our main objective is to ensure that the HSBC Money Market Funds reflect the highest standards characterized by safety, stability, service and performance. HSBC Asset Management values our relationship and we appreciate this chance to work on your behalf.

Sincerely,
/s/ Edward J. Merkle

Edward J. Merkle
Managing Director, Fixed Income
------
* Income may be subject to certain state and local taxes and, depending on your tax status, the Federal Alternative Minimum Tax.
/1/ The Consumer Price Index is a measure of the average change in prices over time in a fixed market basket of goods and services.
/2/ The Producer Price Index is an inflationary indicator published by the U.S. Bureau of Labor Statistics to evaluate wholesale price levels in the economy. /3/ The Gross Domestic Product is the measure of the market value of goods and services produced by labor and property in the United States.
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

HSBC Funds Trust

Board of Trustees

JEFFREY J. HAAS         Professor of Law, New York Law School

RICHARD J. LOOS         Former Managing Director, HSBC Asset Management
                        (Americas) Inc.

CLIFTON H.W. MALONEY    President, C.H.W. Maloney & Co. Inc.

HARALD PAUMGARTEN       Managing Director, Heritage Capital Corp.
--------------------------------------------------------------------------------

Officers

WALTER B. GRIMM         President


CHARLES L. BOOTH        Vice President


MARK L. SUTER           Vice President


NADEEM YOUSAF           Treasurer


STEVEN R. HOWARD        Secretary


ALAINA V. METZ          Assistant Secretary

HSBC Funds Trust

Schedule of Portfolio Investments as of June 30, 2001 (Unaudited)


                             CASH MANAGEMENT FUND

                                                Maturity Principal
                                          Rate    Date     Amount      Value
                                          ----  -------- ---------- ------------
COMMERCIAL PAPER (19.5%)
 Banking and Financial Services (14.7%)
  Dollar Thrifty......................... 3.82%   8/9/01 $5,000,000 $  4,979,417
  Eagle Funding.......................... 3.88   9/10/01  5,200,000    5,160,618
  Petrobras International Finance........ 3.87   7/13/01  5,000,000    4,993,583
                                                                    ------------
                                                                      15,133,618
                                                                    ------------
 Utilities (4.8%)
  FPL Group, Inc......................... 4.19   7/16/01  5,000,000    4,991,292
                                                                    ------------
  Total Commercial Paper..........................................    20,124,910
                                                                    ------------
MEDIUM TERM NOTES* (72.9%)
 Banking and Financial Services (62.2%)
  Bank One NA............................ 4.03   9/27/01  9,200,000    9,200,945
  Bear Stearns Co., Inc. ................ 4.38   7/26/01  4,400,000    4,400,000
  Bear Stearns Co., Inc. ................ 4.56    8/1/01  5,000,000    5,001,106
  CIT Group, Inc......................... 3.96   1/18/02 10,000,000   10,000,000
  Ford Motor Credit Co................... 4.93   7/16/01  9,800,000    9,800,808
  General Motors Acceptance Corp. ....... 4.04   1/15/02 11,600,000   11,600,000
  Sigma Finance(b)....................... 3.90  10/17/01 10,000,000   10,000,664
  Transamerica Finance Corp.............. 4.15  12/14/01  4,000,000    4,002,585
                                                                    ------------
                                                                      64,006,108
                                                                    ------------
 Consumer Products (10.7%)
  Phillip Morris(b)...................... 4.24   12/4/01 11,000,000   11,000,000
                                                                    ------------
  Total Medium Term Notes.........................................    75,006,108
                                                                    ------------
CERTIFICATES OF DEPOSIT (8.2%)
 Banking and Financial Services (8.2%)
  National Bank of Canada................ 7.09   7/20/01  8,480,000    8,479,917
                                                                    ------------
  Total Certificates of Deposit...................................     8,479,917
                                                                    ------------
  Total Investments (Amortized Cost - $103,610,935)(a)--100.6%....  $103,610,935
                                                                    ============

--------
Percentages indicated are based on net assets of $102,984,235.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by The Board of Trustees.
 * Variable rate security. Rate represents rate in effect at June 30, 2001. Date presented represents the next rate change date.
NA - National Association (National Bank)

See Notes to Financial Statements.

HSBC Funds Trust

Schedule of Portfolio Investments as of June 30, 2001 (Unaudited)


                         GOVERNMENT MONEY MARKET FUND

                                                         Shares or
                                               Maturity  Principal
                                         Rate    Date     Amount       Value
                                         ----  -------- ----------- -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS
 (96.0%)
 Federal Farm Credit Bank (77.1%)
  Federal Farm Credit Bank*............. 3.82%   7/2/01 $11,250,000 $11,250,001
                                                                    -----------
 Federal National Mortgage Association
  (18.9%)
  Federal National Mortgage
   Association**........................ 3.67  12/20/01   2,810,000   2,760,728
                                                                    -----------
  Total U.S. Government Agency Obligations........................   14,010,729
                                                                    -----------
INVESTMENT COMPANIES (4.1%)
  Fedfund Money Market................................      601,000     601,000
                                                                    -----------
  Total Investment Companies......................................      601,000
                                                                    -----------
DAILY SWEEP VEHICLES (0.0%)
  Bank of New York Cash Sweep.........................          413         413
                                                                    -----------
  Total Daily Sweep Vehicles......................................          413
                                                                    -----------
  Total Investments (Amortized Cost - $14,612,142)(a)--100.1%.....  $14,612,142
                                                                    ===========

--------
Percentages indicated are based on net assets of $14,602,477.

(a) Cost and value for federal income tax and financial reporting purposes are the same.
 * Variable rate security. Rate represents rate in effect at June 30, 2001. Date presented represents the next rate change date.
**  Rate presented indicates the effective yield at time of purchase.

See Notes to Financial Statements.

HSBC Funds Trust

Schedule of Portfolio Investments as of June 30, 2001 (Unaudited)


                        U.S. TREASURY MONEY MARKET FUND

                                                          Shares or
                                                 Maturity Principal
                                           Rate    Date     Amount      Value
                                           ----  -------- ---------- -----------
U.S. TREASURY BILLS (100.1%)
  U.S. Treasury Bills..................... 4.13%  7/5/01  $2,555,000 $ 2,554,077
  U.S. Treasury Bills..................... 3.89   8/2/01   6,400,000   6,380,943
  U.S. Treasury Bills..................... 3.66   8/9/01   4,300,000   4,284,162
  U.S. Treasury Bills..................... 3.59   9/6/01   5,000,000   4,960,265
                                                                     -----------
  Total U.S. Treasury Bills........................................   18,179,447
                                                                     -----------
INVESTMENT COMPANIES (0.3%)
  Provident Institutional Temporary Investment Fund.....      49,000      49,000
                                                                     -----------
  Total Investment Companies.......................................       49,000
                                                                     -----------
DAILY SWEEP VEHICLES (0.0%)
  Bank of New York Cash Sweep...........................          98          98
                                                                     -----------
  Total Daily Sweep Vehicles.......................................           98
                                                                     -----------
  Total Investments (Amortized Cost - $18,228,545)(a)--100.4%......  $18,228,545
                                                                     ===========

--------
Percentages indicated are based on net assets of $18,164,161.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

See Notes to Financial Statements.

HSBC Funds Trust

Schedule of Portfolio Investments as of June 30, 2001 (Unaudited)

                      NEW YORK TAX-FREE MONEY MARKET FUND

                                                 Maturity Principal
                                           Rate    Date     Amount     Value
                                           ----  -------- ---------- ----------
COMMERCIAL PAPER AND OBLIGATIONS (102.5%)
 Commercial Paper (3.2%)
  New York State Thruway Authority (LOC -
    Helaba)............................... 2.55% 12/10/01 $1,000,000 $1,000,000
                                                                     ----------
                                                                      1,000,000
                                                                     ----------
 Municipal Notes (17.2%)
  Lindenhurst, New York Union Free School
   District Tax Anticipation Notes........ 3.25   6/27/02  1,000,000  1,006,110
  Liverpool, New York Central School
   District, GO (State Aid Withholding
   Insured)............................... 5.00   7/12/01    845,827    845,937
  Municipal Assistance Corporation for New
   York City Revenue, Series G............ 5.50    7/1/01  1,500,000  1,500,000
  New York State Dormitory Authority
   Revenue, Cooper Union (FSA)............ 7.00    7/1/01  1,000,000  1,020,000
  New York State Local Government
   Assistance Corporation, Series A....... 6.40    4/1/02    500,000    513,810
  New York State Local Government
   Assistance Corporation, Series D....... 6.75    4/1/02    500,000    525,098
                                                                     ----------
                                                                      5,410,955
                                                                     ----------
 Variable Rate Demand Notes* (82.1%)
  Albany, New York Industrial Development
   Agency, Civic Facility Revenue, Series
   A (LO - Keybank NA).................... 2.50    7/5/01    900,000    900,000
  Babylon, New York Industrial Development
   Agency, Ogden Corporation Revenue
   (LOC - UBS AG)......................... 3.20    7/2/01    300,000    300,000
  Monroe County, New York Industrial
   Development Agency Revenue............. 6.00    9/1/01  1,450,000  1,450,000
  New York City Housing Development
   Corporation, Multifamily Mortgage
   Revenue, James Tower, Series A (LOC -
    Citibank N.A.)........................ 2.40    7/4/01    700,000    700,000
  New York City Housing Development
   Corporation, Multifamily Rental Housing
   Revenue, AMT, Series A (FNMA
   Collateral)............................ 2.50    7/4/01    900,000    900,000
  New York City Industrial Development
   Agency Revenue, Series TRS-FR-5,
   Callable 1/1/04 @ 100.................. 3.00    7/4/01    800,000    800,000
  New York City Industrial Development
   Agency, Civic Facility Revenue (LOC -
    Bank of New York)..................... 2.45    7/5/01    400,000    400,000
  New York City Municipal Water Finance
   Authority, Water & Sewer System
   Revenue, Series F-1 (SPA - Dexia Credit
   Local de France)....................... 3.00    7/2/01    300,000    300,000
  New York City, GO, Sub-Series A-7 (LOC -
    Morgan Guaranty Trust)................ 3.15    7/2/01    400,000    400,000

HSBC Funds Trust

                      NEW YORK TAX-FREE MONEY MARKET FUND

                                                 Maturity Principal
                                           Rate    Date     Amount     Value
                                           ----  -------- ---------- ----------
COMMERCIAL PAPER AND OBLIGATIONS
 (continued)
  New York City, GO, Sub-Series B-2 (LOC -
    Morgan Guaranty Trust)................ 3.15%  7/2/01  $  500,000 $  500,000
  New York City, Municipal Water Finance
   Authority, Water & Sewer System
   Revenue, Series C (FGIC Insured)....... 3.15   7/2/01   2,200,000  2,200,000
  New York City, Sub-Series B-2, GO (LOC -
    Morgan Guaranty Trust)................ 3.15   7/2/01     500,000    500,000
  New York City, Sub-Series J-2, GO (LOC -
    Commerzbank A.G.)..................... 2.50   7/4/01     700,000    700,000
  New York State Energy Research &
   Development Authority, Pollution
   Control Revenue, Series A (AMBAC)...... 2.35   7/4/01     700,000    700,000
  New York State Energy Research &
   Development Authority, Pollution
   Control Revenue, Series C (LOC - Morgan
   Guaranty Trust)........................ 3.15   7/2/01     400,000    400,000
  New York State Environmental Facilities,
   Corporation Pollution Control Revenue,
   Series 9 (SPA-Bank of New York),
   Callable
   6/15/04 @ 102.......................... 2.73   7/5/01   1,000,000  1,000,000
  New York State Housing Finance Agency
   Revenue, AMT, Series A (FNMA
   Collateral)............................ 2.50   7/4/01   1,500,000  1,500,000
  New York State Housing Finance Agency
   Revenue, AMT, Series A (Liquidity
   Facility - Fannie Mae)................. 2.50   7/4/01     500,000    500,000
  New York State Housing Finance Agency
   Revenue, AMT, Series A (Liquidity
   Facility - Fannie Mae)................. 2.50   7/4/01     900,000    900,000
  New York State Housing Finance Agency
   Revenue, AMT, Series A (LOC - Fleet
   National Bank)......................... 2.60   7/5/01     900,000    900,000
  New York State Housing Finance Agency
   Revenue, AMT, Series A (LOC -
    Bayerische Hypo-Und Verein), Callable
   11/1/01 @ 100.......................... 2.55   7/4/01     400,000    400,000
  New York State Housing Finance Agency
   Revenue, AMT, Series A (LOC - The Dime
   Savings Bank of New York and Federal
   Home Loan Bank)........................ 2.55   7/4/01   1,600,000  1,600,000
  New York State Housing Finance Agency
   Revenue, AMT, Series A................. 2.60   7/4/01     900,000    900,000
  New York State Job Development
   Authority, AMT, Series B, Callable
   3/1/02 @ 100........................... 3.20   7/2/01     970,000    970,000
  New York State Power Authority Revenue,
   Sub-Series 1, Callable 2/15/08 @ 100... 2.45   7/4/01   1,400,000  1,400,000

HSBC Funds Trust

                      NEW YORK TAX-FREE MONEY MARKET FUND

                                                Maturity Principal
                                          Rate    Date     Amount      Value
                                          ----  -------- ---------- -----------
COMMERCIAL PAPER AND OBLIGATIONS
 (continued)
  Niagara County, New York Industrial
   Development Agency, Solid Waste
   Disposal Revenue, AMT, Series B (LOC -
    Wachovia Bank of North Carolina),
   Called 7/2/01 @ 100................... 2.70%  7/2/01  $1,000,000  $1,000,000
  Port Authority New York & New Jersey
   Revenue, Series L17-REG D (MBIA),
   Callable 12/1/07 @ 100................ 2.90   7/4/01     900,000     900,000
  Suffolk County New York Industrial
   Development Agency Revenue, Series C
   (LOC - Bank of Scotland).............. 2.50   7/4/01     600,000     600,000
  Triborough Bridge & Tunnel Authority
   Revenue, Series N15-REG D............. 3.00   7/4/01   1,000,000   1,000,000
  Triborough Bridge & Tunnel Authority
   Revenue, Series N17-REG D............. 3.00   7/4/01     700,000     700,000
  Yonkers, New York Industrial
   Development Agency, Civic Facility
   Revenue, (LOC - Dexia Credit Local de
   France), Callable 7/1/02 @100......... 2.50   7/4/01     400,000     400,000
                                                                    -----------
    Total Commercial Paper and Obligations........................   32,230,955
                                                                    -----------
DAILY SWEEP VEHICLES (0.2%)
  Bank of New York Cash Sweep............                    48,466      48,466
                                                                    -----------
    Total Daily Sweep Vehicles....................................       48,466
                                                                    -----------
    Total Investments (Amortized Cost - $32,279,421)(a)--102.7%...  $32,279,421
                                                                    ===========

--------
Percentages indicated are based on net assets of $31,438,517.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate security. Rate represents rate in effect at June 30, 2001. Date presented represents next rate change date.

AMT - Interest on security is subject to Federal Alternative Minimum Tax AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Corp.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
NA - National Association (National Bank)
SPA - Standby Purchase Agreement

See Notes to Financial Statements.

HSBC Funds Trust

Statements of Assets and Liabilities
June 30, 2001
(Unaudited)


                                                                      New York
                               Cash      Government   U.S. Treasury   Tax-Free
                            Management  Money Market  Money Market  Money Market
                               Fund         Fund          Fund          Fund
                           ------------ ------------  ------------- ------------
Assets:
 Investments, at value
  (cost $103,610,935,
  $14,612,142,
  $18,228,545, and
  $32,279,421,
  respectively)..........  $103,610,935 $14,612,142    $18,228,545  $32,279,421
 Interest and dividends
  receivable.............       961,945      22,953            962      249,807
 Receivable from
  Investment adviser.....        15,384      21,424          9,013           --
 Prepaid expenses........         8,447       1,772          1,646        3,098
                           ------------ -----------    -----------  -----------
  Total Assets...........   104,596,711  14,658,291     18,240,166   32,532,326
                           ------------ -----------    -----------  -----------
Liabilities:
 Payable to custodian....     1,186,535          --             --           --
 Dividends payable.......       334,286      42,947         50,844       62,660
 Payable for investments
  purchased..............            --          --             --    1,006,110
 Accrued expenses and
  other liabilities:
 Investment adviser......            --          --             --          257
 Administration..........         8,637       1,245          1,504        2,559
 Distribution............        44,061       1,776          6,909        4,304
 Service organization....         7,065          --             --           --
 Other...................        31,892       9,846         16,748       17,919
                           ------------ -----------    -----------  -----------
  Total Liabilities......     1,612,476      55,814         76,005    1,093,809
                           ------------ -----------    -----------  -----------
  Net Assets.............  $102,984,235 $14,602,477    $18,164,161  $31,438,517
                           ============ ===========    ===========  ===========
Composition of Net
 Assets:
 Capital.................  $102,934,829 $14,604,821    $18,166,333  $31,444,184
 Accumulated net realized
  gains/(losses) from
  investment
  transactions...........        49,406      (2,344)        (2,172)      (5,667)
                           ------------ -----------    -----------  -----------
Net Assets...............  $102,984,235 $14,602,477    $18,164,161  $31,438,517
                           ============ ===========    ===========  ===========
Class A Shares:
 Net Assets..............  $102,944,306 $14,602,477    $18,164,161  $31,438,517
 Shares outstanding......   102,891,785  14,605,688     18,164,707   31,439,267
                           ------------ -----------    -----------  -----------
 Net Asset Value,
  Offering Price and
  Redemption Price per
  share..................  $       1.00 $      1.00    $      1.00  $      1.00
                           ============ ===========    ===========  ===========
Class B Shares:
 Net Assets..............  $     34,471
 Shares outstanding......        34,452
 Net Asset Value,
  Offering Price and
  Redemption Price per
  share*.................  $       1.00
                           ============
Class C Shares:
 Net Assets..............  $      5,458
 Shares outstanding......         5,458
 Net Asset Value,
  Offering Price and
  Redemption Price per
  share*.................  $       1.00
                           ============

--------
* Redemption Price per share varies based on the length of time shares are held.

See Notes to Financial Statements.

HSBC Funds Trust

Statements of Operations
For the six months ended June 30, 2001
(Unaudited)

                                                                     New York
                               Cash      Government  U.S. Treasury   Tax-Free
                            Management  Money Market Money Market  Money Market
                               Fund         Fund         Fund          Fund
                            ----------  ------------ ------------- ------------
Investment Income:
 Interest.................. $5,558,947    $521,662    $1,202,349     $796,126
 Dividend..................    252,575       8,714        35,168        9,895
                            ----------    --------    ----------     --------
Total Investment Income....  5,811,522     530,376     1,237,517      806,021
                            ----------    --------    ----------     --------
Expenses:
 Investment adviser........    360,253      34,556        84,265       80,727
 Administration............    150,264      14,810        36,114       34,597
 Distribution:
  Class A Shares...........     48,715       3,181        36,726       10,332
  Class B Shares...........         86          --            --           --
  Class C Shares...........    162,572          --            --           --
 Service organization:
  Class B Shares...........         57          --            --           --
  Class C Shares...........    108,381          --            --           --
 Custodian.................     10,841       4,156         6,325        4,200
 Legal.....................    184,499      16,535        44,223       44,850
 Transfer agent............    110,970      15,919        16,236       18,577
 Trustee...................     51,163       5,539        12,072       12,432
 Other.....................     59,895      16,239        18,423       23,980
                            ----------    --------    ----------     --------
  Total expenses before fee
   reductions..............  1,247,696     110,935       254,384      229,695
   Administration fees
    reduced................    (51,466)     (4,937)      (12,038)     (11,533)
   Reimbursements from
    Investment adviser.....   (288,209)    (41,821)      (85,842)     (68,290)
   Service organization
    fees reduced...........    (54,220)         --            --           --
                            ----------    --------    ----------     --------
Net Expenses...............    853,801      64,177       156,504      149,872
                            ----------    --------    ----------     --------
Net Investment Income......  4,957,721     466,199     1,081,013      656,149
                            ----------    --------    ----------     --------
 Net realized
  gains/(losses) from
  investment transactions..     54,480          --           (51)       9,721
                            ----------    --------    ----------     --------
Change in net assets
 resulting from
 operations................ $5,012,201    $466,199    $1,080,962     $665,870
                            ==========    ========    ==========     ========

--------

See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

HSBC Funds Trust

Statements of Changes in Net Assets


                                                     Cash Management Fund
                                                  ----------------------------
                                                   For the six   For the year
                                                  months ended       ended
                                                    June 30,     December 31,
                                                      2001           2000
                                                  -------------  -------------
                                                   (Unaudited)
Investment Activities:
Operations:
 Net investment income........................... $   4,957,721  $  21,369,731
 Net realized gains from investment
  transactions...................................        54,480            630
                                                  -------------  -------------
 Change in net assets from operations............     5,012,201     21,370,361
                                                  -------------  -------------
Dividends:
 Net investment income:
  Class A Shares.................................    (4,049,328)   (20,626,786)
  Class B Shares.................................          (425)          (454)
  Class C Shares.................................      (907,968)      (742,491)
                                                  -------------  -------------
 Change in net assets from shareholder
  dividends......................................    (4,957,721)   (21,369,731)
                                                  -------------  -------------
 Change in net assets from capital share
  transactions...................................  (112,734,051)  (166,643,206)
                                                  -------------  -------------
 Change in net assets............................  (112,679,571)  (166,642,576)
                                                  -------------  -------------
Net Assets:
 Beginning of period.............................   215,663,806    382,306,382
                                                  -------------  -------------
 End of period................................... $ 102,984,235  $ 215,663,806
                                                  =============  =============

--------

See Notes to Financial Statements.

  Government Money Market        U.S. Treasury Money
           Fund                      Market Fund          New York Tax-Free Money Market Fund
 ---------------------------- --------------------------  ------------------------------------
 For the six    For the year  For the six   For the year     For the six
 months ended      ended      months ended     ended        months ended       For the year
   June 30,     December 31,    June 30,    December 31,      June 30,             ended
     2001           2000          2001          2000            2001         December 31, 2000
 ------------   ------------  ------------  ------------  -----------------  -----------------
 (Unaudited)                  (Unaudited)                    (Unaudited)
 $   466,199    $  2,999,950  $  1,081,013  $ 2,885,828   $         656,149  $       3,425,108
          --             263           (51)         (18)              9,721             (1,681)
 -----------    ------------  ------------  -----------   -----------------  -----------------
     466,199       3,000,213     1,080,962    2,885,810             665,870          3,423,427
 -----------    ------------  ------------  -----------   -----------------  -----------------
    (466,199)     (2,999,950)   (1,081,013)  (2,885,828)           (656,149)        (3,425,108)
          --              --            --           --                  --                 --
          --              --            --           --                  --                 --
 -----------    ------------  ------------  -----------   -----------------  -----------------
    (466,199)     (2,999,950)   (1,081,013)  (2,885,828)           (656,149)        (3,425,108)
 -----------    ------------  ------------  -----------   -----------------  -----------------
  (5,757,025)    (32,688,798)  (33,468,040)  19,810,125         (20,190,005)       (55,272,775)
 -----------    ------------  ------------  -----------   -----------------  -----------------
  (5,757,025)    (32,688,535)  (33,468,091)  19,180,107         (20,180,284)       (55,274,456)
 -----------    ------------  ------------  -----------   -----------------  -----------------
  20,359,502      53,048,037    51,632,252   32,452,145          51,618,801        106,893,257
 -----------    ------------  ------------  -----------   -----------------  -----------------
 $14,602,477    $ 20,359,502  $ 18,164,161  $51,632,252   $      31,438,517  $      51,618,801
 ===========    ============  ============  ===========   =================  =================

HSBC Funds Trust

FINANCIAL HIGHLIGHTS

                             CASH MANAGEMENT FUND

Selected per share data for a share outstanding throughout the period indicated.

                                              Class A Shares*
                         ---------------------------------------------------------------
                         For the six
                         months ended         For the years ended December 31,
                           June 30,     ------------------------------------------------
                             2001         2000      1999      1998      1997      1996
                         ------------   --------  --------  --------  --------  --------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           --------     --------  --------  --------  --------  --------
Investment Activities:
Net investment income...       0.02         0.06      0.05      0.05      0.05      0.05
                           --------     --------  --------  --------  --------  --------
Total from Investment
 Activities.............       0.02         0.06      0.05      0.05      0.05      0.05
                           --------     --------  --------  --------  --------  --------
Dividends:
Net investment income...      (0.02)       (0.06)    (0.05)    (0.05)    (0.05)    (0.05)
                           --------     --------  --------  --------  --------  --------
Total Dividends.........      (0.02)       (0.06)    (0.05)    (0.05)    (0.05)    (0.05)
                           --------     --------  --------  --------  --------  --------
Net Asset Value, End of
 Period.................   $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           ========     ========  ========  ========  ========  ========
Total Return............       2.45%(a)     6.00%     4.75%     5.15%     5.18%     5.00%
Ratios/Supplemental
 Data:
Net Assets at end of
 period (000's).........   $102,944     $175,132  $382,296  $317,552  $184,205  $220,960
Ratio of expenses to
 average net assets.....       0.65%(b)     0.65%     0.65%     0.65%     0.63%     0.68%
Ratio of net investment
 income to average net
 assets.................       4.98%(b)     5.81%     4.66%     5.01%     5.06%     4.88%
Ratio of expenses to
 average net assets**...       0.93%      (c)         0.90%     0.87%     0.83%     0.80%

--------
(a) Not annualized.

(b) Annualized.

(c) During the period, there were no voluntary reductions/reimbursements.

 * Effective July 1, 1999, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares and Class C Shares.

** During the period, certain fees were voluntarily/contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.

See Notes to Financial Statements.

HSBC Funds Trust

FINANCIAL HIGHLIGHTS

                             CASH MANAGEMENT FUND

Selected per share data for a share outstanding throughout the period indicated.

                                      Class B Shares                             Class C Shares
                         ------------------------------------------ ------------------------------------------
                         For the six     For the    For the period  For the six     For the    For the period
                         months ended   year ended  July 1, 1999 to months ended   year ended  July 1, 1999 to
                           June 30,    December 31,  December 31,     June 30,    December 31,  December 31,
                             2001          2000          1999*          2001          2000          1999*
                         ------------  ------------ --------------- ------------  ------------ ---------------
                         (Unaudited)                                (Unaudited)
Net Asset Value,
 Beginning of Period....    $ 1.00        $ 1.00        $ 1.00         $ 1.00       $  1.00        $ 1.00
                            ------        ------        ------         ------       -------        ------
Investment Activities:
 Net investment income..      0.02          0.05          0.02           0.02          0.05          0.02
                            ------        ------        ------         ------       -------        ------
Total from Investment
 Activities.............      0.02          0.05          0.02           0.02          0.05          0.02
                            ------        ------        ------         ------       -------        ------
Dividends:
 Net investment income..     (0.02)        (0.05)        (0.02)         (0.02)        (0.05)        (0.02)
                            ------        ------        ------         ------       -------        ------
Total dividends.........     (0.02)        (0.05)        (0.02)         (0.02)        (0.05)        (0.02)
                            ------        ------        ------         ------       -------        ------
Net Asset Value, End of
 Period.................    $ 1.00        $ 1.00        $ 1.00         $ 1.00       $  1.00        $ 1.00
                            ======        ======        ======         ======       =======        ======
Total Return (excludes
 redemption charge).....      2.02%(a)      5.39%         2.47%(a)       2.02%(a)      5.08%         2.28%(a)
Ratios/Supplementary
 Data:
 Net Assets at end of
  period (000's)........    $   34        $   10        $    5         $    5       $40,523        $    5
 Ratio of expenses to
  average net assets....      1.50%(b)      1.34%         0.65%(b)       1.50%(b)      1.50%         1.02%(b)
 Ratio of net investment
  income to average net
  assets................      3.74%(b)      5.24%         4.85%(b)       4.19%(b)      5.23%         4.47%(b)
 Ratio of expenses to
  average net assets**..      1.78%         (c)           0.93%(b)       1.78%(c)      (c)           1.17%(b)

--------
(a)  Not annualized.

(b)  Annualized.

(c)  During the period, there were no voluntary reductions/reimbursements.

  *  Period from commencement of operations.

 ** During the period, certain fees were voluntarily/contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions / reimbursements only.

See Notes to Financial Statements.

HSBC Funds Trust

FINANCIAL HIGHLIGHTS

                         GOVERNMENT MONEY MARKET FUND

Selected per share data for a share outstanding throughout the period indicated.

                                            Class A Shares
                         -----------------------------------------------------------
                         For the six
                         months ended       For the years ended December 31,
                           June 30,     --------------------------------------------
                             2001        2000     1999     1998      1997     1996
                         ------------   -------  -------  -------  --------  -------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $  1.00      $  1.00  $  1.00  $  1.00  $   1.00  $  1.00
                           -------      -------  -------  -------  --------  -------
Investment Activities:
 Net investment income..      0.02         0.06     0.05     0.05      0.05     0.05
                           -------      -------  -------  -------  --------  -------
Total from Investment
 Activities.............      0.02         0.06     0.05     0.05      0.05     0.05
                           -------      -------  -------  -------  --------  -------
Dividends:
 Net investment income..     (0.02)       (0.06)   (0.05)   (0.05)    (0.05)   (0.05)
                           -------      -------  -------  -------  --------  -------
Total Dividends.........     (0.02)       (0.06)   (0.05)   (0.05)    (0.05)   (0.05)
                           -------      -------  -------  -------  --------  -------
Net Asset Value, End of
 Period.................   $  1.00      $  1.00  $  1.00  $  1.00  $   1.00  $  1.00
                           =======      =======  =======  =======  ========  =======
Total Return............      2.31%(a)     5.78%    4.65%    5.01%     5.05%    4.87%
Ratios/Supplemental
 Data:
 Net Assets at end of
  period (000's)........   $14,602      $20,360  $53,048  $77,354  $100,862  $87,392
 Ratio of expenses to
  average net assets....      0.65%(b)     0.65%    0.65%    0.62%     0.63%    0.72%
 Ratio of net investment
  income to average net
  assets................      4.72%(b)     5.59%    4.54%    4.86%     4.94%    4.75%
 Ratio of expenses to
  average net assets*...      1.07%        (c)      0.85%    0.80%     0.79%    0.84%

--------
(a) Not annualized.

(b) Annualized.

(c) During the period, there were no voluntary reductions/reimbursements.

 * During the period, certain fees were voluntarily/contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.

See Notes to Financial Statements.

HSBC Funds Trust

FINANCIAL HIGHLIGHTS

                        U.S. TREASURY MONEY MARKET FUND

Selected per share data for a share outstanding throughout the period indicated.

                                             Class A Shares
                          ----------------------------------------------------------
                          For the six
                          months ended      For the years ended December 31,
                            June 30,     -------------------------------------------
                              2001        2000     1999     1998     1997     1996
                          ------------   -------  -------  -------  -------  -------
                          (Unaudited)
Net Asset Value, Begin-
 ning of Period.........    $  1.00      $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                            -------      -------  -------  -------  -------  -------
Investment Activities:
 Net investment income..       0.02         0.05     0.04     0.05     0.05     0.05
                            -------      -------  -------  -------  -------  -------
Total from investment
 activities.............       0.02         0.05     0.04     0.05     0.05     0.05
                            -------      -------  -------  -------  -------  -------
Dividends:
 Net investment income..      (0.02)       (0.05)   (0.04)   (0.05)   (0.05)   (0.05)
                            -------      -------  -------  -------  -------  -------
Total dividends.........      (0.02)       (0.05)   (0.04)   (0.05)   (0.05)   (0.05)
                            -------      -------  -------  -------  -------  -------
Net Asset Value, End of
 Period.................    $  1.00      $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                            =======      =======  =======  =======  =======  =======

Total Return............       2.15%(a)     5.57%    4.39%    4.86%    4.98%    4.68%
Ratios/Supplementary Da-
 ta:
 Net Assets at end of
  period (000's)........    $18,164      $51,632  $32,452  $25,876  $25,507  $28,962
 Ratio of expenses to
  average net assets....       0.65%(b)     0.65%    0.65%    0.65%    0.65%    0.78%
 Ratio of net investment
  income to average net
  assets................       4.49%(b)     5.47%    4.30%    4.75%    4.86%    4.57%
 Ratio of expenses to
  average net assets*...       1.01%       (c)       0.91%    0.94%    0.94%    0.95%

--------
(a) Not annualized.

(b) Annualized.

(c) During the period, there were no voluntary reductions/reimbursements.

 * During the period, certain fees were voluntarily/contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.

See Notes to Financial Statements.

HSBC Funds Trust

FINANCIAL HIGHLIGHTS

                      NEW YORK TAX-FREE MONEY MARKET FUND

Selected per share data for a share outstanding throughout the period indicated.

                                            Class A Shares
                         -----------------------------------------------------------
                         For the six
                         months ended       For the years ended December 31,
                           June 30,     --------------------------------------------
                             2001        2000      1999     1998     1997     1996
                         ------------   -------  --------  -------  -------  -------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $  1.00      $  1.00  $   1.00  $  1.00  $  1.00  $  1.00
                           -------      -------  --------  -------  -------  -------
Investment Activities:
 Net investment income..      0.01         0.03      0.03     0.03     0.03     0.03
                           -------      -------  --------  -------  -------  -------
Total from investment
 activities.............      0.01         0.03      0.03     0.03     0.03     0.03
                           -------      -------  --------  -------  -------  -------
Dividends:
 Net investment income..     (0.01)       (0.03)    (0.03)   (0.03)   (0.03)   (0.03)
                           -------      -------  --------  -------  -------  -------
Total dividends.........     (0.01)       (0.03)    (0.03)   (0.03)   (0.03)   (0.03)
                           -------      -------  --------  -------  -------  -------
Net Asset Value, End of
 Period.................   $  1.00      $  1.00  $   1.00  $  1.00  $  1.00  $  1.00
                           =======      =======  ========  =======  =======  =======
Total Return............      1.41%(a)     3.46%     2.64%    2.83%    3.14%    2.92%
Ratios/Supplementary
 Data:
 Net Assets at end of
  period (000's)........   $31,439      $51,619  $106,893  $94,259  $86,729  $70,339
 Ratio of expenses to
  average net assets....      0.65%(b)     0.65%     0.65%    0.64%    0.52%    0.59%
 Ratio of net investment
  income to average net
  assets................      2.84%(b)     3.37%     2.61%    2.78%    3.09%    2.88%
 Ratio of expenses to
  average net assets*...      0.95%       (c)        0.88%    0.82%    0.80%    0.87%

--------
(a) Not annualized.

(b) Annualized.

(c) During the period, there were no voluntary reductions/reimbursements.

 * During the period, certain fees were voluntarily/contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.

See Notes to Financial Statements.

HSBC Funds Trust

Notes to Financial Statements
June 30, 2001 (Unaudited)

1.Organization

  HSBC Funds Trust (the "Trust") was organized in Massachusetts on October 31, 1985 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with four investment portfolios; the Cash Management Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund (individually a "Fund", collectively the "Funds"). The Funds are part of the HSBC Family of Funds. Financial statements for all other funds are published separately.

  The Funds are authorized to issue three classes of shares as follows: Class A Shares, Class B Shares, and Class C Shares. At June 30, 2001, the Funds had not issued Class B Shares or Class C Shares with the exception of the Cash Management Fund, which has Class B Shares and Class C Shares outstanding. Each class has identical rights and privileges except with respect to the fees paid under distribution and service organization plans, voting matters affecting a single class of shares and the exchange privileges of each class of shares.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  Securities Valuation:

  The Funds each value portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees. Investments in investment companies are valued at their net asset values as reported by such companies. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

  Security Transactions and Related Income:

  Security transactions are recorded on the date the security is purchased or sold ("trade date"). Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis.

HSBC Funds Trust

  Expense Allocation:

  Expenses directly attributed to each Fund are charged to that Fund's operations; expenses, which are applicable to all funds in the HSBC Family of Funds, are allocated among them on the basis of relative net assets or another appropriate basis. Expenses specific to a class are charged to that class.

  Repurchase Agreements:

  The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a market value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Funds' custodian, either physically or in book entry form.

  Federal Income Taxes and Dividends:

  Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. Dividends from net investment income are declared daily and paid monthly. Dividends from net realized gains, if any, are declared and paid at least annually by the Funds. To the extent that net realized gains of a Fund can be reduced by any capital loss carryovers of that Fund, such gains will not be distributed. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies. Accordingly, no provision for federal or excise tax is required.

  The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from the generally accepted accounting principles of the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital: temporary differences do not require reclassification. For the six months ended June 30, 2001, no such reclassifications were required.

3.Related Party Transactions

  Investment Adviser:

  The Trust retains HSBC Asset Management (Americas) Inc., a wholly owned subsidiary of HSBC Bank USA, a New York State chartered bank, to act as Investment Adviser (the "Adviser") for the Funds. As

HSBC Funds Trust
  compensation for its services the Adviser is entitled to receive a fee, accrued daily, and paid monthly, at the following annual rates:

                                                                 Investment
   Portion of Each Fund's Average Daily Net Assets            Advisory Fee Rate
   -----------------------------------------------            -----------------
   Up to $500 million........................................      0.350%
   In excess of $500 million but not exceeding $1 billion....      0.315%
   In excess of $1 billion but not exceeding $1.5 billion....      0.280%
   In excess of $1.5 billion.................................      0.245%

  Administrator:

  BISYS Fund Services Ohio, Inc. ("BISYS"), a subsidiary of The BISYS Group, Inc., with whom certain officers are affiliated, serves the Trust as administrator. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust. In accordance with the terms of the Management and Administration Agreement, BISYS is entitled to a fee accrued daily, and paid monthly, at the following rate:

                                                                 Administration
   Based on Each Fund's Average Daily Net Assets                    Fee Rate
   ---------------------------------------------                 --------------
   Up to $200 million...........................................     0.150%
   In excess of $200 million but not exceeding $400 million.....     0.125%
   In excess of $400 million but not exceeding $600 million.....     0.100%
   In excess of $600 million....................................     0.080%

  Distribution Plan:

  BISYS Fund Services Limited Partnership (the "Distributor") serves as distributor of the Funds. The Trust has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by a Fund to the Distributor for expenses incurred in connection with distribution services provided to the Fund not to exceed an annual rate of 0.20% of the average net assets of Class A Shares and 0.75% of the average net assets of Class B Shares and Class C Shares.

  Service Organization:

  The Funds may enter into agreements (the "Service Agreements") with certain banks, financial institutions and corporations (the "Service Organization") whereby each Service Organization provides record keeping and certain administration services for its customers who invest in the Funds through accounts maintained at that Service Organization. Each Service Organization will receive monthly payments for the performance of its service under the Service Agreement. The payments from the Funds on an annual basis will not exceed 0.35% of Class A Shares and 0.50% of Class B Shares and Class C Shares of the average value of the Funds' shares held in the sub-accounts of the Service Organizations. During the six months ended June 30, 2001, the Funds Class A Shares did not participate in any service agreements.

HSBC Funds Trust

  Fund Accountant, Transfer Agent, and Custodian:

  BISYS provides fund accounting and transfer agent services for the Funds. In addition, Bank of New York serves as custodian for the Funds. For these services to the Funds, BISYS and Bank of New York receive an annual fee accrued daily and paid monthly.

  Legal Counsel:

  A partner of the Trust's legal counsel served as Secretary of the Trust. Paul, Weiss, Rifkind, Wharton and Garrison serves as the Trust's legal counsel for the six months ended June 30, 2001.

  Fee Reductions and Reimbursements:

  The Adviser has agreed to limit expenses by reimbursing its Investment Advisory fee to the extent the ordinary operating expenses exceed 0.65% of average daily net assets for Class A Shares and 1.50% for Class B Shares and Class C Shares for each Fund. The Administrator is contractually waiving 0.05% of its fee for each class of shares. The Distributor is limiting its fee at 0.15% for Class A Shares. The Service organization fee is limited to 0.10% for Class A Shares and 0.25% for Class B and C Shares.

                      [This Page Intentionally Left Blank]

HSBC Funds Trust

4.Capital Share Transactions

  The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. All capital share transactions have been processed at a net asset value of $1.00 per share. Transactions in shares of beneficial interest by class were as follows:


                                                    Cash Management Fund
                                               --------------------------------
                                                For the six     For the year
                                               months ended         ended
                                               June 30, 2001  December 31, 2000
                                               -------------  -----------------
                                                (Unaudited)
SHARE TRANSACTIONS:
Class A Shares:
 Issued.......................................   277,492,355     1,567,541,261
 Reinvested...................................     4,543,377        18,259,822
 Redeemed.....................................  (354,277,597)   (1,792,966,067)
                                               -------------   ---------------
 Change in Class A Shares.....................   (72,241,865)     (207,164,984)
                                               -------------   ---------------
Class B Shares:
 Issued.......................................        24,647             5,000
 Reinvested...................................           215               432
 Redeemed.....................................            --              (923)
                                               -------------   ---------------
 Change in Class B Shares.....................        24,862             4,509
                                               -------------   ---------------
Class C Shares:
 Issued.......................................   441,734,412       269,528,936
 Reinvested...................................     1,082,540           563,285
 Redeemed.....................................  (483,334,000)     (229,574,952)
                                               -------------   ---------------
 Change in Class C Shares.....................   (40,517,048)       40,517,269
                                               -------------   ---------------
Change in shares from share transactions......  (112,734,051)     (166,643,206)
                                               =============   ===============

HSBC Funds Trust

  Government Money Market Fund    U.S. Treasury Money Market Fund  New York Tax-Free Money Market Fund
  ----------------------------    -------------------------------  -----------------------------------
 For the six
 months ended     For the year     For the six     For the year      For the six
   June 30,           ended       months ended         ended        months ended       For the year ended
     2001       December 31, 2000 June 30, 2001  December 31, 2000  June 30, 2001      December 31, 2000
 ------------   ----------------- -------------  -----------------  -------------      ------------------
 (Unaudited)                       (Unaudited)                       (Unaudited)
   30,164,651       141,590,915      69,680,007      312,437,812          22,673,442           213,761,147
      406,246         1,115,646       1,083,947        2,250,506             743,105             2,811,932
  (36,327,922)     (175,395,358)   (104,231,994)    (295,508,193)        (43,606,552)         (271,845,854)
 ------------     -------------   -------------    -------------   -----------------    ------------------
   (5,757,025)      (32,688,797)    (33,468,040)      19,180,125         (20,190,005)          (55,272,775)
 ------------     -------------   -------------    -------------   -----------------    ------------------
           --                --              --               --                  --                    --
           --                --              --               --                  --                    --
           --                --              --               --                  --                    --
 ------------     -------------   -------------    -------------   -----------------    ------------------
           --                --              --               --                  --                    --
 ------------     -------------   -------------    -------------   -----------------    ------------------
           --                --              --               --                  --                    --
           --                --              --               --                  --                    --
           --                --              --               --                  --                    --
 ------------     -------------   -------------    -------------   -----------------    ------------------
           --                --              --               --                  --                    --
 ------------     -------------   -------------    -------------   -----------------    ------------------
   (5,757,025)      (32,688,797)    (33,468,040)      19,180,125         (20,190,005)          (55,272,775)
 ============     =============   =============    =============   =================    ==================

HSBC Funds Trust

5.Concentration of Credit Risk

  The New York Tax-Free Money Market Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than is a municipal money market fund that is not concentrated in these issuers to the same extent.

6.Subsequent Event

  Effective September 28, 2001, Wilmington Trust Company will replace HSBC Asset Management (Americas) Inc. as Investment Adviser for the Trust.

                                            HSBC Funds Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                            [LOGO OF HSBC ASSET MANAGEMENT
                                            (AMERICAS) INC.]
--------------------------------------------------------------------------------

                                            Cash Management Fund
                                            Government Money Market Fund
                                            U.S. Treasury Money Market Fund
                                            New York Tax-Free Money Market
                                            Fund

HSBCSM Funds Trust
3435 Stelzer Road
Columbus, Ohio 43219

Information:
(800) 634-2536

Investment Adviser
HSBC Asset Management (Americas) Inc.
140 Broadway (6th Floor)
New York, New York 10005-1180

Distributor, Administrator, Transfer Agent and Dividend Disbursing Agent
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

Custodian
The Bank of New York
90 Washington Street
New York, New York 10286

Independent Auditors
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

Legal Counsel
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of Americas
New York, New York 10019

This report is for the information of the shareholders of HSBC Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus. Shares of the Funds are not an obligation of or guaranteed or endorsed by HSBC Holdings plc or its affiliates. An investment in the Funds is neither insured nor guaranteed by the FDIC or any other government agency. Although the trust attempts to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
                                                                            8/01
Semi-Annual Report
June 30, 2001

Managed by:
HSBC Asset Management (Americas) Inc.

Sponsored and distributed by:
BISYS Fund Services